Disaggregation of Revenues and Segment Reporting (Tables)	3 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Schedule of revenues
	Three Months Ended March 31, 2022
	Retail and Appliances	Construction	Automotive Supplies	Total
Revenues
Appliances	$2,204,625	$—	$—	$2,204,625
Appliance accessories, parts, and other	316,159	—	—	316,159
Automotive horns	—	—	1,199,856	1,199,856
Automotive lighting	—	—	442,135	442,135
Custom cabinets and countertops	—	4,167,801	—	4,167,801
Finished carpentry	—	3,743,302	—	3,743,302
Total Revenues	$2,520,784	$7,911,103	$1,641,991	$12,073,878
	Three Months Ended March 31, 2021
	Retail and Appliances	Construction	Automotive Supplies	Total
Revenues
Appliances	$2,899,361	$—	$—	$2,899,361
Appliance accessories, parts, and other	365,005	—	—	365,005
Automotive horns	—	—	—	—
Automotive lighting	—	—	—	—
Custom cabinets and countertops	—	1,515,909	—	1,515,909
Finished carpentry	—	—	—	—
Total Revenues	$3,264,366	$1,515,909	$—	$4,780,275

Schedule of segment information revenues
	Three Months Ended March 31, 2022
	Retail and Appliances	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$2,520,784	$7,911,103	$1,641,991	$—	$12,073,878
Operating expenses				—
Cost of sales	1,871,450	4,879,591	998,089	—	7,749,130
Personnel	230,388	1,134,210	300,328	(87,226)	1,577,700
Depreciation and amortization	79,797	379,704	51,870	—	511,371
General and administrative	449,494	1,116,558	386,781	213,374	2,166,207
Total Operating Expenses	2,631,129	7,510,063	1,737,068	126,148	12,004,408
Income (Loss) from Operations	$(110,345)	$401,040	$(95,077)	$(126,148)	$69,470
	Three Months Ended March 31, 2021
	Retail and Appliances	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$3,264,366	$1,515,909	$—	$—	$4,780,275
Operating expenses			—	—
Cost of sales	2,506,652	754,030	—	—	3,260,682
Personnel	253,083	231,589	—	—	484,672
Depreciation and amortization	44,675	77,431	—	—	122,106
General and administrative	434,587	215,311	598,295	76,003	1,324,196
Total Operating Expenses	3,238,997	1,278,361	598,295	76,003	5,191,656
Income (Loss) from Operations	$25,369	$237,548	$(598,295)	$(76,003)	$(411,381)